Intangible Assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 5 – Intangible Assets

Intangible assets, net, consisted of the following at December 31, 2022 and 2023:

Balance as of December 31, 2021	$–
Finite-Lived intangible assets	659,571
Dossier fee additions	121,807
Balance at December 31, 2022	781,378
Less accumulated amortization	(4,522)
Finite-lived intangible assets, net at December 31, 2022	$776,856

Balance as of December 31, 2022	$776,856
Dossier fee additions	710,372
Balance at December 31, 2023	1,487,228
Less accumulated amortization	(42,969)
Finite-lived intangible assets, net at December 31, 2023	$1,444,259

As of December 31, 2023, the estimated amortization expense of the Company’s intangible assets for each of the next five years is as follows:

2024	$59,745
2025	59,745
2026	58,541
2027	19,041
2028	9,985